UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Cash flows from operating activities:
Net income	$ 119,762	$ 31,581
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	6,922	7,018
Stock-based compensation	22,626	15,795
Provision for allowance for doubtful accounts	4,086	1,252
Deferred income tax benefits	(59)	(129)
(Gain) Loss from equity method investments	(210)	61
Gain on sale of investments	(14)	(328)
Investment related impairment	1,384	4,842
Changes in assets and liabilities:
Accounts receivable due from third parties	(23,360)	(24,809)
Prepaid expenses and other current assets	(8,992)	(11,757)
Other assets	(228)	282
Accounts payable	36,157	(8,187)
Accrued and other liabilities	41,670	17,388
Deferred revenues	9,817	(3,539)
Net cash provided by operating activities	229,666	64,101
Cash flows from investing activities:
Purchases of short-term investments	(347,676)	(169,625)
Maturities of short-term investments	1,223	1,224
Investment and prepayment in long-term investments	(29,338)	(7,425)
Proceeds from disposal/refund of long-term investments	14	10,884
Purchases of property and equipment	(6,933)	(5,527)
Net cash used in investing activities	(442,244)	(170,469)
Cash flows from financing activities:
Proceeds from employee options exercised	1,449	2,092
Net cash provided by financing activities	63,449	2,092
Effect of exchange rate changes on cash and cash equivalents	8,443	(3,222)
Net decrease in cash and cash equivalents	(140,686)	(107,498)
Cash and cash equivalents at the beginning of the period	364,766	237,440
Cash and cash equivalents at the end of the period	224,080	129,942
Supplemental disclosure of cash flow information
Cash paid for income tax	(7,988)	(3,383)
Supplemental schedule of non-cash investing and financing activities
Property and equipment in accounts payable	3,569	724
Alibaba
Changes in assets and liabilities:
Accounts receivable due from Alibaba	5,106	31,687
Other related parties
Changes in assets and liabilities:
Accounts receivable due from other related parties	(4,451)	(2,485)
SINA
Changes in assets and liabilities:
Amount due to SINA	19,450	$ 5,429
Cash flows from investing activities:
Loan to SINA	(59,534)
Cash flows from financing activities:
Loan from SINA	$ 62,000